Note 16 - Stock-based Compensation Plans (Details) - Summary of Restricted Share Units Activity - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015
Note 16 - Stock-based Compensation Plans (Details) - Summary of Restricted Share Units Activity [Line Items]
Vested or expected to vest at January 31, 2016	$ 8.18
Vested or expected to vest at January 31, 2016	3 years 6 months
Vested or expected to vest at January 31, 2016	$ 5.0
Restricted Stock Units (RSUs) [Member]
Note 16 - Stock-based Compensation Plans (Details) - Summary of Restricted Share Units Activity [Line Items]
Number of Units Outstanding	175,592	214,076
Weighted-Average Grant Date Fair Value	$ 9.94	$ 8.96
Weighted-Average Remaining Contractual Life (years)	7 years 146 days	7 years 328 days
Aggregate Intrinsic Value (in millions)	$ 4.3	$ 3.1
Vested or expected to vest at January 31, 2016	224,779
Vested or expected to vest at January 31, 2016	$ 10.03
Vested or expected to vest at January 31, 2016	7 years 146 days
Vested or expected to vest at January 31, 2016	$ 4.3
Exercisable at January 31, 2016	174,737
Exercisable at January 31, 2016	$ 8.86
Exercisable at January 31, 2016	7 years
Exercisable at January 31, 2016	$ 3.4
Number of RSUs Granted	49,187	51,752
Number of RSUs Granted, Weighted-Average Granted Date Fair Value	$ 15.33	$ 13.79
Exercised		(85,298)
Exercised		$ 8.36
Forfeited		(4,938)
Forfeited		$ 8.59
Number of Units Outstanding	224,779	175,592
Weighted-Average Grant Date Fair Value	$ 10.03	$ 9.94